Revenue from sales (Detail Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Minera Yanacocha SRL and subsidiary [Member]
Adjustments for decrease (increase) in trade and other receivables	$ 176,000	$ 15,000	$ 346,000